Offsetting financial assets and financial liabilities - Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	$ 469,446	$ 447,307
Amounts of financial liabilities offset on the balance sheet	77,582	36,632
Net amount of financial assets presented on the balance sheet	391,864	410,675
Impact of master netting agreements	57,203	69,338
Financial collateral received	318,110	328,805
Net amount	16,551	12,532
Amounts not subject to enforceable netting arrangements	11,752	16,081
Total amount recognized on the balance sheet	403,616	426,756
Assets purchased under reverse repurchase agreements and securities borrowed [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	384,439	347,327
Amounts of financial liabilities offset on the balance sheet	77,028	35,783
Net amount of financial assets presented on the balance sheet	307,411	311,544
Impact of master netting agreements	101	36
Financial collateral received	305,071	310,128
Net amount	2,239	1,380
Amounts not subject to enforceable netting arrangements	492	1,471
Total amount recognized on the balance sheet	307,903	313,015
Derivative assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	84,595	99,535
Amounts of financial liabilities offset on the balance sheet	314	657
Net amount of financial assets presented on the balance sheet	84,281	98,878
Impact of master netting agreements	57,101	69,300
Financial collateral received	12,978	18,627
Net amount	14,202	10,951
Amounts not subject to enforceable netting arrangements	11,260	14,610
Total amount recognized on the balance sheet	95,541	113,488
Other Financial Assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	412	445
Amounts of financial liabilities offset on the balance sheet	240	192
Net amount of financial assets presented on the balance sheet	172	253
Impact of master netting agreements	1	2
Financial collateral received	61	50
Net amount	110	201
Total amount recognized on the balance sheet	$ 172	$ 253